Segments and Entity-Wide Disclosure	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Reporting Disclosure

Note 4 - Segments and Entity-Wide Disclosure

Otonomo operates its business and reports its financial results in two segments:

(a)	Connected Vehicles – connected vehicle data platform, which provides customers access to vehicle data and other value-added services (“Connected Vehicle”), complemented by Mobility Intelligence platform (“MI services”).
(b)	Insurance related Services – connected insurance technology to insurance carriers, comprised of The Floow acquired activity.

The chief operating decision maker (“CODM”) reviews financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues and contributed profit by the two identified reportable segments, to make decisions about resources to be allocated to the segments and assess their performance.

In 2021, prior to the The Floow acquisition, Otonomo operated in one operating and reportable segment, the Connected Vehicles segment, therefore corresponding information for earlier periods is not applicable.

Otonomo’s CODM does not regularly review asset information by reportable segment and, therefore, Otonomo does not report asset information by reportable segment.

Segment loss is comprised of operating loss and does not include amortization, depreciation and certain other items.

A.	Segment information

	Year ended December 31 2022
	Connected Vehicles	Insurance related Services	Total
	USD thousands	USD thousands	USD thousands
Revenues	3,078	3,914	6,992
Segment loss	(51,326)	(6,463)	(57,789)

Amounts not allocated to segments:
Depreciation and amortization			(2,749)
Contingent consideration income			8,954
Impairment of goodwill			(49,686)
Impairment of intangible assets			(22,355)
Share-based compensation			(9,756)
Operating loss			(133,381)
Financial income, net			2,455
Loss before income taxes			(130,926)

B.	Revenue by geographical region of the Company’s customers

	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2022	2021	2020
	USD thousands	USD thousands	USD thousands
Americas	3,283	176	43
APAC	188	329	164
EMEA	3,521	1,218	187

Total revenues	6,992	1,723	394

C.	Property and equipment, net, and operating lease right-of-use assets, by geographic region

	December 31	December 31
	2022	2021
	USD thousands	USD thousands
United States	30	9
Israel	1,878	716
Europe	1,175	-

Total operating lease right-of-use assets, property and equipment, net	3,083	725

D.	Number of customers accounted for over 10% of the revenues

For the year ended December 31, 2022, the Company had two customers that accounted for 12% and 16% respectively, of its revenues. For the year ended December 31, 2021, the Company had three customers that accounted for 13%, 14% and 28%, respectively, of its revenues.

For the year ended December 31, 2020, the Company had two customers that accounted for 12% and 30%, respectively, of its revenues.